CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 245,274	$ 136,375	$ 65,852
Cost of revenue (including related party costs of $26,106, $53,861 and $90,315 for the years ended December 31, 2019, 2020 and 2021, respectively)	153,841	92,902	47,188
Gross profit	91,433	43,473	18,664
Operating expenses:
Research and development	29,761	15,400	12,034
Sales and marketing	104,687	9,838	4,593
General and administrative	22,643	9,822	6,988
Total operating expenses	157,091	35,060	23,615
Operating profit (loss)	(65,658)	8,413	(4,951)
Financial expenses, net	8,570	4,339	2,559
Profit (loss) before income taxes	(74,228)	4,074	(7,510)
Provision for income taxes	705	160	34
Net profit (loss)	(74,933)	3,914	(7,544)
Undistributed earnings attributable to participating securities	0	3,189	0
Net earnings (loss) attributable to ordinary shareholders	$ (74,933)	$ 725	$ (7,544)
Net earnings (loss) per share attributable to ordinary shareholders, basic	$ (0.74)	$ 0.03	$ (0.38)
Net earnings (loss) per share attributable to ordinary shareholders, diluted	$ (0.74)	$ 0.03	$ (0.38)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	101,737,026	21,120,208	19,654,276
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	101,737,026	28,637,801	19,654,276